Description of Organization and Business Operations (Details)											3 Months Ended		12 Months Ended
	Mar. 11, 2024 USD ($)	Mar. 05, 2024 USD ($)	Feb. 05, 2024 USD ($)	Oct. 04, 2023 USD ($)	Sep. 06, 2023 USD ($)	Aug. 04, 2023 USD ($)	Mar. 06, 2023 USD ($)	Apr. 21, 2022 USD ($)	Mar. 17, 2022 USD ($)	Mar. 04, 2021 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 13, 2023 USD ($)	Feb. 23, 2023 USD ($)	Dec. 29, 2021 USD ($)	Dec. 31, 2020 shares
Description of Organization and Business Operations [Line Items]
Share price (in Dollars per share) | $ / shares										$ 10	$ 10		$ 10
Gross proceeds										$ 287,500,000				$ 287,500,000
Warrants issued (in Shares) | shares											22,625,000		22,625,000
Warrant price per share (in Dollars per share) | $ / shares											$ 1		$ 1
Transaction costs											$ 16,392,714		$ 16,392,714
Underwriting fees											5,750,000		5,750,000
Net of reimbursements											10,062,500
Offering costs incurred											580,214		580,214
Cash withdrawn from trust account											247,259,068		247,259,068
Amount drawn									$ 200,000		$ 50,000		2,180,000
Capital per share (in Dollars per share) | $ / shares											$ 9.3
Capital contribution											$ 763,446
Aggregate redemption amount											36,309,429		36,309,429
Trust account											$ 10,770,000		$ 10,770,000
Price per share (in Dollars per share) | $ / shares											$ 10		$ 10
Base purchase price											$ 1,285,000,000		$ 1,285,000,000
Non redeeming stockholders											82.03125%		82.03125%
Net tangible assets													$ 5,000,001
Promissory note outstanding								$ 1,500,000					500,000
Unsecured promissory note																$ 500,000
Promissory note				$ 160,000
Drew amount											$ 750,000		1,200,000
Cash											26,757		145,669
Cash held in Trust Account											10,788,134		46,744,889	290,737,917
Working capital deficit											14,359,935		12,612,180
Deposit											215,214		686,759
Income and franchise taxes											40,050		1,826,650
Redemption amount											$ 36,309,429		$ 247,259,068
Number of business													1
Deferred underwriting fees													$ 10,062,500
Percentage of fair market value													80.00%
Percentage of public shares													15.00%
Percentage of redeemed public shares													100.00%
Dissolution expenses													$ 100,000
Fourth Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Bears interest															15.00%
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Warrant price per share (in Dollars per share) | $ / shares											$ 1		$ 1
Investor [Member]
Description of Organization and Business Operations [Line Items]
Amount drawn		$ 160,000	$ 160,000
Additional payments	$ 50,000
Third Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Amount drawn											$ 160,000
Promissory note				$ 160,000	$ 160,000	$ 160,000	$ 160,000				480,000		$ 1,600,000
Third Promissory Note [Member] | Investor [Member]
Description of Organization and Business Operations [Line Items]
Amount drawn											640,000		640,000
Amount to be funded											$ 160,000		$ 160,000
Per public shares (in Dollars per share) | $ / shares											$ 0.04		$ 0.04
Aggregate deposit											$ 1,120,000		$ 1,120,000
Aggregate deposit per share (in Dollars per share) | $ / shares											$ 0.28		$ 0.28
First Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Amount drawn								550,000	$ 750,000
Promissory note outstanding								$ 1,500,000			$ 1,500,000		$ 1,500,000
Principal amount											1		1
First Promissory Note [Member] | Investor [Member]
Description of Organization and Business Operations [Line Items]
Aggregate principal amount																	$ 1,500,000
Promissory note outstanding														$ 1,500,000
Second Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Promissory note outstanding											$ 500,000		$ 500,000
Fourth Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Amount to be funded															$ 700,000
Aggregate principal amount															$ 2,000,000
Bears interest															15.00%
Promissory Notes [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share) | $ / shares											$ 10		$ 10
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Percentage of outstanding voting securities													50.00%
Merger Agreement [Member]
Description of Organization and Business Operations [Line Items]
Share price (in Dollars per share) | $ / shares											10		$ 10
Price per share (in Dollars per share) | $ / shares											$ 10		$ 10
Net tangible assets											$ 5,000,001		$ 5,000,001
Transaction expenses											100,000,000		100,000,000
Transaction expenses											$ 30,000,000		$ 30,000,000
Conversion price (in Dollars per share) | $ / shares											$ 10		$ 10
Class A Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Units share (in Shares) | shares										28,750,000	1,017,030		4,445,813	28,750,000
Share price (in Dollars per share) | $ / shares											$ 10.59
Warrant price per share (in Dollars per share) | $ / shares											$ 11.5		$ 11.5
Common stock exercised (in Shares) | shares											24,304,187		24,304,187
Shares issued (in Shares) | shares											410,456
Common stock shares issued (in Shares) | shares
Redemption price per share (in Dollars per share) | $ / shares											$ 10.61		$ 10.51	$ 10.1
Class A Common Stock [Member] | Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Redemption price (in Dollars per share) | $ / shares											$ 10.17		$ 10.17
Common stock shares issued (in Shares) | shares											3,428,783		3,428,783
Class B Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Shares issued (in Shares) | shares											82,091
Initial business combination (in Shares) | shares											41,046							7,187,500
Common stock shares issued (in Shares) | shares											7,187,500		7,187,500	7,187,500
Redeemable Preferred Stock [Member]
Description of Organization and Business Operations [Line Items]
Redemption price per share (in Dollars per share) | $ / shares													$ 10.59
IPO [Member]
Description of Organization and Business Operations [Line Items]
Units share (in Shares) | shares											28,750,000		28,750,000
Share price (in Dollars per share) | $ / shares										$ 10
Gross proceeds										$ 287,500,000	$ 287,500,000
IPO [Member] | Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Share price (in Dollars per share) | $ / shares										$ 10
IPO [Member] | Class A Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Units share (in Shares) | shares										28,750,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Units share (in Shares) | shares											3,750,000		3,750,000
Units issued (in Shares) | shares										3,750,000
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Warrants issued (in Shares) | shares											8,250,000
Warrant price per share (in Dollars per share) | $ / shares											$ 1		$ 1
Gross proceeds											$ 8,250,000		$ 8,250,000
Private Placement Warrants [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Warrants issued (in Shares) | shares													8,250,000
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share) | $ / shares													$ 10